Earnings Per Share - Schedule of Earnings per share (Details) - KZT (₸) ₸ / shares in Units, ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net income attributable to the shareholders of the Company	₸ 1,073,177	₸ 1,039,739	₸ 841,351
Weighted average number of common shares for basic earnings per share	190,581,647	189,832,053	189,859,971
Weighted average number of common shares for diluted earnings per share	191,900,721	191,430,283	192,062,409
Earnings per share - basic (KZT)	₸ 5,631	₸ 5,477	₸ 4,431
Earnings per share - diluted (KZT)	₸ 5,592	₸ 5,431	₸ 4,381